Commitments and Contingencies (Details) In Millions, unless otherwise specified	9 Months Ended						9 Months Ended				9 Months Ended					9 Months Ended				9 Months Ended									9 Months Ended						9 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2011 USD ($)	Sep. 30, 2012 Rated Bonds Issued April 2010 [Member] USD ($)	Dec. 31, 2011 Rated Bonds Issued April 2010 [Member] USD ($)	Sep. 30, 2012 Rated Bonds Issued July 2012 [Member] USD ($)	Jul. 25, 2012 Rated Bonds Issued July 2012 [Member] USD ($)	Sep. 30, 2012 Five Year Syndicated Revolving Credit Facility [Member] USD ($)	Sep. 30, 2012 Convertible Debt [Member] USD ($)	May 22, 2009 Convertible Debt [Member] USD ($)	Sep. 30, 2012 Mandatory Convertible Bonds [Member] USD ($)	Sep. 30, 2012 Syndicated Revolving Credit Facility, Australian Dollar [Member] USD ($)	Sep. 30, 2012 Syndicated Revolving Credit Facility, Australian Dollar [Member] AUD	Sep. 30, 2012 Ten Year Unsecured Notes [Member] Rated Bonds Issued April 2010 [Member] USD ($)	Sep. 30, 2012 Ten Year Unsecured Notes [Member] Rated Bonds Issued July 2012 [Member] USD ($)	Sep. 30, 2012 Thirty Year Unsecured Notes [Member] Rated Bonds Issued April 2010 [Member] USD ($)	Sep. 30, 2012 Performance Guarantee [Member] USD ($) Oz	Sep. 30, 2012 Anglo Gold Ashanti Brasil Mineracao Ltda [Member] USD ($)	Sep. 30, 2012 Mineracao Serra Grande Societe Anonyme [Member] USD ($)	Sep. 30, 2012 South Africa [Member] USD ($)	Sep. 30, 2012 South Africa [Member] Unasserted Claim [Member] USD ($) number	Sep. 30, 2012 South Africa [Member] Unasserted Claim [Member] ZAR	Sep. 30, 2012 Brazil [Member] Mineracao Serra Grande Societe Anonyme [Member]	Sep. 30, 2012 Brazil [Member] Contingent Liabilities Gold Deliveries Sales Tax First Assessment [Member] Mineracao Serra Grande Societe Anonyme [Member] USD ($)	Sep. 30, 2012 Brazil [Member] Contingent Liabilities Gold Deliveries Sales Tax Second Assessment [Member] Mineracao Serra Grande Societe Anonyme [Member] USD ($)	Sep. 30, 2012 Brazil [Member] Contingent Liabilities Other Tax Disputes State Of Minas Gerais [Member] USD ($)	Sep. 30, 2012 Brazil [Member] Contingent Liabilities, Other Tax Disputes, Departmento Nacional De Producao Mineral [Member] USD ($)	Sep. 30, 2012 Brazil [Member] Contingent Liabilities Other Tax Disputes Various [Member] USD ($)	Sep. 30, 2012 Ghana [Member] USD ($)	Sep. 30, 2012 Ghana [Member] Pending or Threatened Litigation [Member] AngloGold Ashanti Ghana [Member] USD ($)	Sep. 30, 2012 Boddington Gold Mine [Member] USD ($)	Sep. 30, 2012 Tau Lekoa Gold Mine [Member] USD ($) Oz	Sep. 30, 2012 Tau Lekoa Gold Mine [Member]	Sep. 30, 2012 Kinross Gold Corporation [Member] USD ($)	Sep. 30, 2012 Kinross Gold Corporation [Member] BRL	Sep. 30, 2012 Oro Group [Member] USD ($) number	Sep. 30, 2012 Oro Group [Member] ZAR number	Sep. 30, 2012 Anglo Gold Ashanti United States Of America [Member] USD ($)	Sep. 30, 2012 Anglo Gold Ashanti [Member] USD ($)	Sep. 30, 2012 Anglo Gold Ashanti Iduapriem [Member] USD ($)	Sep. 30, 2012 Ashanti Goldfields Kilo Sarl [Member] USD ($)	Sep. 30, 2012 Anglo Gold Ashanti Australia [Member] USD ($)
Capital Expenditure Commitments [Abstract]
Contracts for capital expenditure	$ 1,004
Authorized by the directors but not yet contracted for	3,166
Total Capital Expenditure Commitments	4,170
Commitments and Contingencies Disclosure [Abstract]
Contingent Liabilities Financial Guarantees And Hedging Guarantees [Total]	4,130
Financial Guarantees [Line Items]
Financial Guarantees Surety																																			12	100
Financial Guarantees, Surety Termination Notice Period (Days)																																			90	90
Financial Guarantees Reclamation Bonds																																					101
Financial Guarantees, Environmental Bonds																																									51
Financial Guarantees Environmental Guarantees																																						165	32	10
Gain Contingency [Line Items]
Contingent Assets, Maximum Indemnity Amount																																	126	255
Equity Interest Acquired [Percentage]																																	50.00%	50.00%
Contingent Assets, Indemnity																																	(98)
Contingent Assets Royalty																														0	0
Royalties received in cash during the nine months ended September 30, 2012	18	71																													4
Total royalties received to date																														56
Contingent Assets Rate Payable [Dollar Per Ounce]																														600
Contingent Assets Maximum Royalty Cap																														100
Contingent Assets Royalty On Further Production Receivable [Ounces]																															1,500,000	1,500,000
Contingent Assets Ounces Produced (Ounces)																															273,019	273,019
Contingent Assets Maximum Gold Price Before Royalty Entitlement [ZAR Per Kilogram]																															180,000	180,000
Contingent Assets Royalty Payment Rate [Percent]																															3.00%	3.00%
Royalty Revenue Received Collection Period (number of days)																														forty five days
Hedging Guarantees [Line Items]
Hedging Guarantees Gold Delivery	0
Loss Contingency [Line Items]
Contingent Liabilities Ground Water Pollution	0
Contingent Liabilities Deep Groundwater Pollution																			0
Contingent Liabilities, Gold Deliveries Sales Tax [Percent]																						12.00%
Contingent Liabilities Gold Deliveries Sales Tax																		172					106	66
Contingent Liabilities Other Tax Disputes																	33	18							18	21	12
Contingent Liabilities Indirect Taxes																												21
Occupational Diseasses in Mines and Works Act ("ODMWA") litigation																				0
Litigation																				9	77								32
Loss Contingency Number Of Plaintiffs (Number)																				31	31
Financial Guarantees [Abstract]
Guarantees Fair Value Disclosure			1,025		757		0	742		791	266
Line Of Credit Facility Maximum Borrowing Capacity							1,000					600
Line Of Credit Facility Revolving Credit Facility Period (Years)							five year				four year	four year
Debt Instrument Face Amount			1,000.0	1,000.0		750.0			732.5	789.0			700.0	750.0	300.0
Debt Instrument Interest Rate Stated Percentage									3.50%	6.00%			5.375%	5.125%	6.50%
Performance Guarantees [Abstract]
Performance Guarantees																$ 0
Pre-existing Customer Gold Sales (Percent)																25.00%
Pre-existing Customer Gold Sales Cap (Ounces)																312,500
Pre-existing gold ounces remaining against the guarantee (Ounces)																296,307